Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Luckin Coffee Inc.
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(g) Security	American depositary shares, each ADS represents eight Class A Ordinary Shares, par value US$0.000002 per share
Entity Address, Postal Zip Code	361008
Trading Symbol	LKNCY
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	28th Floor, Building T3, Haixi Jingu Plaza
Entity Address, Address Line Two	1-3 Taibei Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001767582
Amendment Flag	false
Entity File Number	001-38896
Document Accounting Standard	U.S. GAAP
Common Class A [Member]
Document and Entity Information
Entity Common Stock, Shares Outstanding	2,093,280,340
Common Class B [Member]
Document and Entity Information
Entity Common Stock, Shares Outstanding	144,778,552
Business Contact [Member]
Document and Entity Information
Entity Address, Postal Zip Code	361008
Entity Address, Address Line One	28th Floor, Building T3, Haixi Jingu Plaza
Entity Address, Address Line Two	1-3 Taibei Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Contact Personnel Name	Ms. Jing An
Country Region	86
City Area Code	592
Local Phone Number	3386666
Contact Personnel Email Address	ir@lkcoffee.com